Inventories - Schedule of Inventory (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 9,531	$ 9,335	$ 6,533
Work-in-progress		0	176
Finished goods	12,239	13,867	12,726
Total inventories	$ 21,770	$ 23,202	$ 19,435